Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory	$ 2,538,342	$ 2,306,177
Lubricant [Member]
Inventory	$ 2,538,342	$ 2,306,177